CONSOLIDATED STATEMENTS OF CHANGES IN (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Series A Preferred Shares CNY (¥)	Series B Preferred Shares CNY (¥)	Series B-1 Preferred Shares CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares Series B-1 Preferred Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital Series A Preferred Shares CNY (¥)	Additional Paid-in Capital Series B Preferred Shares CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	(Accumulated Deficit)/Retained Earnings CNY (¥)	(Accumulated Deficit)/Retained Earnings Series B-1 Preferred Shares CNY (¥)	Total Huami Corporation Shareholders’ (Deficit)/Equity CNY (¥)	Total Huami Corporation Shareholders’ (Deficit)/Equity Series A Preferred Shares CNY (¥)	Total Huami Corporation Shareholders’ (Deficit)/Equity Series B Preferred Shares CNY (¥)	Total Huami Corporation Shareholders’ (Deficit)/Equity Series B-1 Preferred Shares CNY (¥)	Noncontrolling Interest CNY (¥)
Beginning Balance at Dec. 31, 2014	¥ (6,523)					¥ 57		¥ 5,442				¥ (12,022)		¥ (6,523)
Beginning Balance, shares at Dec. 31, 2014 | shares						93,134,327
Accretion of preferred shares			¥ (4,799)	¥ (18,598)					¥ (4,799)	¥ (18,598)					¥ (4,799)	¥ (18,598)
Repurchase of ordinary share and issuance of Series B-1 preferred shares (note15)					¥ (9,053)		¥ (1)						¥ (9,052)				¥ (9,053)
Repurchase of ordinary share and issuance of preferred, shares | shares							(2,000,000)
Net income (loss)	(37,853)											(37,853)		(37,853)
Statutory reserve								1,509				(1,509)
Share-based compensation	45,577							45,577						45,577
Foreign currency translation adjustment	10,226										¥ 10,226			10,226
Ending Balance at Dec. 31, 2015	(21,023)					¥ 56		29,131			10,226	(60,436)		(21,023)
Ending Balance, shares at Dec. 31, 2015 | shares						91,134,327
Accretion of preferred shares			(3,209)	(32,859)					(3,209)	(32,859)					(3,209)	(32,859)
Exercise of option	24					¥ 35,000		24						24
Net income (loss)	23,946											23,946		23,946
Share-based compensation	57,735							57,735						57,735
Foreign currency translation adjustment	5,262										5,262			5,262
Unrealized gain on available-for-sale investments	303										303			303
Ending Balance at Dec. 31, 2016	30,179					¥ 56		50,822			15,791	(36,490)		30,179
Ending Balance, shares at Dec. 31, 2016 | shares						91,169,327
Accretion of preferred shares			¥ (3,762)	¥ (37,509)					¥ (3,762)	¥ (37,509)					¥ (3,762)	¥ (37,509)
Exercise of option	89							89						89
Exercise of option, shares | shares						135,000
Net income (loss)	167,095	$ 25,681										167,682		167,682				¥ (587)
Share-based compensation	62,787							62,787						62,787
Foreign currency translation adjustment	(3,175)										(3,175)			(3,175)
Noncontrolling interest arise from acquisition	2,976																	2,976
Unrealized gain on available-for-sale investments	9,484	1,458									9,484			9,484
Ending Balance at Dec. 31, 2017	¥ 228,164	$ 35,069				¥ 56		¥ 72,427			¥ 22,100	¥ 131,192		¥ 225,775				¥ 2,389
Ending Balance, shares at Dec. 31, 2017 | shares						91,304,327